Intangible Assets (Tables)	12 Months Ended
	Feb. 28, 2017	Feb. 29, 2016
Schedule of Finite-Lived Intangible Assets [Table Text Block]
		2017
	Cost	Amortization	Net

Brand Licence and Patent	$331,037	$33,848	$297,189

		2016
	Cost	Amortization	Net

Brand Licence and Patent	$210,892	$5,272	$205,620